                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Brightpoint Capital Advisors, LLC
Address: 1450 Brickell Avenue
         31st Floor
         Miami, Florida 33131

Form 13F File Number: 28-12263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Siegel
Title: General Counsel
Phone: 305-379-7272

Signature, Place and Date of Signing:

/s/ RICHARD H. SIEGEL              MIAMI, FLORIDA          February 14, 2012
------------------------------   ------------------   --------------------------
      [Signature)                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      28
Form 13F Information Table Value Total: 129,809 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Brightpoint Capital Partners Master Fund, L.P.
FORM 13F

                                   30-Sep-11

                                                                                                 Voting Authority
                                                                                                ------------------
                                                          Value    Shares/  Sh/  Put/  Invstmt   Other
Name of Issuer                Title of class    CUSIP    (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole    Shared   None
----------------------------  --------------  ---------  --------  -------  ---  ----  -------  --------  --------  ------  ------
Activision Blizzard Inc       COM             00507V109     2891    234693  SH           Sole              234693
Cadence Design System Inc     COM             127387108     5900    567327  SH           Sole              567327
Carefusion Corp               COM             14170T101      609     23985  SH           Sole               23985
Casey's Gen Stores Inc        COM             147528103     3843     74606  SH           Sole               74606
Cheniere Energy Inc           COM NEW         16411R208    11635   1338879  SH           Sole             1338879
Cheniere Energy Inc           CALL            16411R908       50     10000  SH   CALL    Sole               10000
CoreLogic Inc                 COM             21871D103     2482    191976  SH           Sole              191976
Delphi Automotive plc         SHS             G27823106      323     15000  SH           Sole               15000
Dineequity Inc                COM             254423106     2925     69292  SH           Sole               69292
DirecTV                       COM CL A        25490A101     2428     56787  SH           Sole               56787
Expedia Inc Del               COM NEW         30212P105     5206    179382  SH           Sole              179382
GRIFOLS S A                   SPONSORED ADR   398438309     1721    311128  SH           Sole              311128
Hanesbrands Inc               COM             410345102     5198    237786  SH           Sole              237786
Hewlett Packard Co            COM             428236103     6078    235961  SH           Sole              235961
Hill Rom Hldgs Inc            COM             431475102     5917    175622  SH           Sole              175622
Lear Corp                     COM NEW         521865204     2053     51582  SH           Sole               51582
Lexmark Intl New              CL A            529771107     5939    179574  SH           Sole              179574
Marvell Technology Group Ltd  ORD             G5876H105     5694    411130  SH           Sole              411130
Omnicare Inc                  COM             681904108     4990    144852  SH           Sole              144852
P F Changs China Bistro Inc   COM             69333y108     3846    124411  SH           Sole              124411
Pep Boys Manny Moe & Jack     COM             713278109     2725    247757  SH           Sole              247757
Rent A Ctr Inc  New           COM             76009N100     8928    241309  SH           Sole              241309
Solutia Inc                   COM NEW         834376501     8299    480242  SH           Sole              480242
SPDR S&P 500 ETF TR           PUT             78462F953     1400     35000  SH   PUT     Sole               35000
Sprint Nextel Corp            COM SER 1       852061100     4621   1974707  SH           Sole             1974707
Tripadvisor Inc               COM             896945201     4522    179382  SH           Sole              179382
Valassis Communications Inc   COM             918866104    13528    703491  SH           Sole              703491
Western Digital Corp          COM             958102105     6058    195739  SH           Sole              195739